As filed with the Securities and Exchange Commission on November 26, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22818

Westchester Capital Funds
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
Westchester Capital Funds
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-343-8959

Date of fiscal year end: December 31, 2014

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS
September 30, 2014
(Unaudited)

Shares		Value
COMMON STOCKS - 79.80%
	ALTERNATIVE CARRIERS - 0.33%
870	tw telecom, Inc. (a)(g)	$36,201
	APPLICATION SOFTWARE - 3.11%
2,692	Concur Technologies, Inc. (a)(f)	341,399
	AUTO PARTS & EQUIPMENT - 3.62%
3,450	TRW Automotive Holdings Corporation (a)(f)	349,312
500	Visteon Corporation (a)(f)	48,625
		397,937
	BROADCASTING & CABLE TV - 2.18%
1,690	CBS Corporation Class B (f)	90,415
6,743	LIN Media LLC Class A (a)(e)	149,695
		240,110
	CABLE & SATELLITE TV - 11.68%
6,053	DIRECTV (a)(f)	523,705
3,100	DISH Network Corporation Class A (a)(f)	200,198
450	Liberty Global plc Series C (a)(b)	18,457
69,769	Sirius XM Holdings, Inc. (a)(f)	243,494
2,077	Time Warner Cable, Inc. (f)	298,029
		1,283,883
	CASINOS & GAMING - 0.76%
4,964	International Game Technology (f)	83,743
	CONSTRUCTION & ENGINEERING - 1.15%
3,116	Foster Wheeler AG (b)(e)	98,528
494	URS Corporation (g)	28,459
		126,987
	CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 0.30%
1,400	The Manitowoc Company, Inc.	32,830
	CONSUMER FINANCE - 0.36%
1,668	Navient Corporation (e)	29,540
1,156	SLM Corporation	9,896
		39,436
	DIVERSIFIED BANKS - 0.62%
1,100	Citigroup, Inc. (e)	57,002
695	Wing Hang Bank, Ltd. (b)(d)(l)	10,902
		67,904
	DIVERSIFIED CHEMICALS - 2.10%
2,900	The Dow Chemical Company (f)	152,076
1,100	E.I. Du Pont de Nemours & Company (e)	78,936
		231,012
	DRUG RETAIL - 0.38%
700	Walgreen Company (f)	41,489
	FOOD RETAIL - 1.16%
3,718	Safeway, Inc. (e)	127,527
	GENERAL MERCHANDISE STORES - 1.79%
2,548	Family Dollar Stores, Inc. (f)	196,807
	GOLD - 0.58%
2,763	Newmont Mining Corporation (g)	63,687
	INDUSTRIAL MACHINERY - 0.19%
500	The Timken Company	21,195
	INTEGRATED OIL & GAS - 0.72%
1,800	BP plc - ADR (f)	79,110
	INTEGRATED TELECOMMUNICATION SERVICES - 0.18%
400	Verizon Communications, Inc.	19,996
	INTERNET SOFTWARE & SERVICES - 2.12%
800	eBay, Inc. (a)(f)	45,304
100	Equinix, Inc. (a)	21,248
4,100	Yahoo!, Inc. (a)(f)	167,075
		233,627
	LEISURE FACILITIES - 0.23%
500	LIFE TIME FITNESS, Inc. (a)(f)	25,220
	LIFE & HEALTH INSURANCE - 0.50%
791	Protective Life Corporation (e)	54,903
	LIFE SCIENCES TOOLS & SERVICES - 0.31%
600	Agilent Technologies, Inc. (f)	34,188
	MOVIES & ENTERTAINMENT - 0.14%
200	Time Warner, Inc.	15,042
	MULTI-UTILITIES - 0.36%
1,600	CenterPoint Energy, Inc. (f)	39,152
	OIL & GAS DRILLING - 0.31%
500	Ensco plc Class A (b)	20,655
623	Noble Corporation plc (b)	13,843
		34,498
	OIL & GAS EQUIPMENT & SERVICES - 2.03%
2,720	Dresser-Rand Group, Inc. (a)(f)	223,747
	OIL & GAS EXPLORATION & PRODUCTION - 1.48%
165	Kodiak Oil & Gas Corporation (a)(b)	2,239
5,200	QEP Resources, Inc. (f)	160,056
		162,295
	OIL & GAS STORAGE & TRANSPORTATION - 3.06%
1,611	Kinder Morgan Energy Partners, L.P. (e)	150,274
99	Kinder Morgan, Inc.	3,796
3,300	The Williams Companies, Inc. (f)	182,655
		336,725

	PAPER PACKAGING - 2.64%
2,400	MeadWestvaco Corporation (f)	98,256
1,600	Packaging Corporation of America (f)	102,112
1,900	Rock Tenn Company Class A (f)	90,402
		290,770
	PAPER PRODUCTS - 1.95%
4,500	International Paper Company (f)	214,830
	PHARMACEUTICALS - 10.71%
3,043	Allergan, Inc. (f)	542,232
7,500	Pfizer, Inc. (f)	221,775
1,597	Shire plc - ADR (f)	413,703
		1,177,710
	REGIONAL BANKS - 0.85%
9,204	Investors Bancorp, Inc. (e)	93,237
	REITS - 3.65%
7,800	Equity Commonwealth (f)	200,538
8,600	Starwood Property Trust, Inc. (e)	188,856
448	Starwood Waypoint Residential Trust	11,652
		401,046
	RESTAURANTS - 2.10%
2,931	Tim Hortons, Inc. (b)(f)	230,992
	SEMICONDUCTOR EQUIPMENT - 2.04%
13,740	Tokyo Electron Ltd. - ADR (f)	223,962
	SEMICONDUCTORS - 2.20%
3,367	International Rectifier Corporation (a)(e)	132,121
5,738	TriQuint Semiconductor, Inc. (a)(e)	109,424
		241,545
	SPECIALIZED CONSUMER SERVICES - 1.16%
4,100	H&R Block, Inc. (e)	127,141
	SPECIALTY CHEMICALS - 1.57%
1,269	Sigma-Aldrich Corporation (e)	172,597
	THRIFTS & MORTGAGE FINANCE - 4.73%
8,103	Beneficial Mutual Bancorp, Inc. (a)(e)	103,556
42,896	Hudson City Bancorp, Inc. (f)	416,949
		520,505
	TOBACCO - 0.44%
802	Lorillard, Inc. (f)	48,048
	TRADING COMPANIES & DISTRIBUTORS - 0.01%
27	Veritiv Corporation (a)(h)	1,352
	TRUCKING - 1.11%
4,806	Hertz Global Holdings, Inc. (a)(f)	122,024
	WIRELESS TELECOMMUNICATION SERVICES - 2.89%
4,300	Sprint Corporation (a)(f)	27,262
7,200	T-Mobile U.S., Inc. (a)(f)	207,864
2,511	Vodafone Group plc - ADR (f)	82,587
		317,713
	TOTAL COMMON STOCKS
	(Cost $8,838,427)	8,774,122

CLOSED-END FUNDS - 1.32%
5,564	Eaton Vance Floating-Rate Income Trust (e)	81,067
149	First Trust MLP and Energy Income Fund	3,184
2,772	First Trust Senior Floating Rate Income Fund II	37,588
1,050	Nuveen Energy MLP Total Return Fund	23,216
	TOTAL CLOSED-END FUNDS
	(Cost $147,539)	145,055
PREFERRED STOCKS - 3.59%
681	The Allstate Corporation, 6.625%, Series E	17,434
2,600	American Homes 4 Rent, 5.000%, Series B	62,036
4,379	Bank of America Corporation, 6.625%, Series W (e)	109,190
2,700	Equity Commonwealth , 7.250%, Series E (g)	69,471
2,655	HSBC Finance Corporation, 6.360%, Series B (g)	66,587
150	HSBC USA, Inc., 2.858%	7,448
1,149	Northern Trust Corporation, 5.850%, Series C	28,403
696	SLM Corporation, 6.970%, Series A	34,299
	TOTAL PREFERRED STOCKS
	(Cost $387,193)	394,868
Principal Amount
BANK LOANS - 0.37%
	Energy Future Intermediate Holding Company LLC
$40,905	4.250%, 6/30/2019 (k)(m)	40,829
	TOTAL BANK LOANS
	(Cost $41,494)	40,829

CONVERTIBLE BONDS - 0.85%
	Concur Technologies, Inc.
71,000	0.500%, 6/15/2018 (e)	93,010
	TOTAL CONVERTIBLE BONDS
	(Cost $92,815)	93,010

CORPORATE BONDS - 5.75%
	B/E Aerospace, Inc.
52,000	5.250%, 4/1/2022 (f)	56,290
	Drill Rigs Holdings, Inc.
33,000	6.500%, 10/1/2017 (Acquired 5/27/14 through 5/28/14, cost $34,275) (b)(i)	33,000
	Energy Future Intermediate Holdings Company LLC
117,000	11.750%, 3/1/2022 (Acquired 9/30/14, cost $138,791) (i)(j)	138,206
	QR Energy LP
192,000	9.250%, 8/1/2020 (e)	218,880
	tw telecom holdings, Inc.
172,000	5.375%, 10/1/2022 (e)	185,545
	TOTAL CORPORATE BONDS
	(Cost $636,140)	631,921

Contracts (100 shares per contract)
PURCHASED PUT OPTIONS - 1.59%
	Agilent Technologies, Inc.
6	Expiration: November 2014, Exercise Price: $45.00	66
	Allergan, Inc.
4	Expiration: October 2014, Exercise Price: $145.00	100
3	Expiration: November 2014, Exercise Price: $145.00	180
	Alstom SA
11	Expiration: November 2014, Exercise Price: EUR 24.00 (k)	83
	American International Group, Inc.
62	Expiration: November 2014, Exercise Price: $45.00	806
	Anadarko Petroleum Corporation
22	Expiration: November 2014, Exercise Price: $87.50	1,540
	B/E Aerospace, Inc.
14	Expiration: October 2014, Exercise Price: $70.00	140
5	Expiration: October 2014, Exercise Price: $75.00	50
12	Expiration: October 2014, Exercise Price: $80.00	396
	Barrick Gold Corporation
5	Expiration: October 2014, Exercise Price: $20.00	2,670
	Bayer AG
5	Expiration: November 2014, Exercise Price: EUR 100.00 (k)	467
	BP plc - ADR
4	Expiration: October 2014, Exercise Price: $45.00	520
5	Expiration: October 2014, Exercise Price: $46.00	1,115
	Burger King Worldwide, Inc.
11	Expiration: January 2015, Exercise Price: $40.00	13,145
	CBS Corporation Class B
12	Expiration: December 2014, Exercise Price: $52.50	2,760
	CenterPoint Energy, Inc.
11	Expiration: November 2014, Exercise Price: $21.00	55
	Chemtura Corporation
6	Expiration: December 2014, Exercise Price: $20.00	105
7	Expiration: December 2014, Exercise Price: $22.50	525
	DISH Network Corporation Class A
17	Expiration: January 2015, Exercise Price: $52.50	1,105
7	Expiration: January 2015, Exercise Price: $55.00	700
	The Dow Chemical Company
23	Expiration: December 2014, Exercise Price: $49.00	2,185
	E.I. Du Pont de Nemours & Company
7	Expiration: October 2014, Exercise Price: $55.00	14
1	Expiration: October 2014, Exercise Price: $57.50	2
	eBay, Inc.
7	Expiration: December 2014, Exercise Price: $50.00	371
	Ensco plc Class A
4	Expiration: October 2014, Exercise Price: $42.00	550
	Equinix, Inc.
3	Expiration: December 2014, Exercise Price: $200.00	1,335
	General Electric Company
37	Expiration: October 2014, Exercise Price: $22.00	55
	H&R Block, Inc.
26	Expiration: January 2015, Exercise Price: $28.00	1,690
6	Expiration: January 2015, Exercise Price: $29.00	570
	Hertz Global Holdings, Inc.
1	Expiration: October 2014, Exercise Price: $27.00	193
5	Expiration: December 2014, Exercise Price: $22.00	300
8	Expiration: December 2014, Exercise Price: $23.00	520
13	Expiration: December 2014, Exercise Price: $24.00	1,495
8	Expiration: December 2014, Exercise Price: $27.00	2,120
	Hess Corporation
18	Expiration: October 2014, Exercise Price: $90.00	918
	Huntsman Corporation
76	Expiration: November 2014, Exercise Price: $23.00	1,520
56	Expiration: November 2014, Exercise Price: $24.00	2,240
	International Paper Company
7	Expiration: October 2014, Exercise Price: $40.00	52
2	Expiration: October 2014, Exercise Price: $41.00	19
28	Expiration: January 2015, Exercise Price: $45.00	3,598
	Iron Mountain, Inc.
7	Expiration: October 2014, Exercise Price: $20.00	88

	Kinder Morgan, Inc.
10	Expiration: January 2015, Exercise Price: $50.00	12,325
26	Expiration: January 2015, Exercise Price: $55.00	44,980
	Lamar Advertising Company Class A
78	Expiration: October 2014, Exercise Price: $45.00	975
	LIFE TIME FITNESS, Inc.
4	Expiration: October 2014, Exercise Price: $40.00	90
	Lorillard, Inc.
2	Expiration: December 2014, Exercise Price: $55.00	64
	Mallinckrodt plc
4	Expiration: October 2014, Exercise Price: $60.00	10
	MeadWestvaco Corporation
24	Expiration: December 2014, Exercise Price: $37.50	1,200
	Media General, Inc.
53	Expiration: February 2015, Exercise Price: $20.00	37,895
	Occidental Petroleum Corporation
18	Expiration: November 2014, Exercise Price: $87.50	1,134
	Packaging Corporation of America
13	Expiration: January 2015, Exercise Price: $60.00	2,145
	Pfizer, Inc.
2	Expiration: December 2014, Exercise Price: $26.00	28
	QEP Resources, Inc.
57	Expiration: December 2014, Exercise Price: $29.00	4,560
	Rock Tenn Company Class A
5	Expiration: January 2015, Exercise Price: $40.00	213
12	Expiration: January 2015, Exercise Price: $45.00	1,980
	Shire plc - ADR
1	Expiration: October 2014, Exercise Price: $210.00	68
	SLM Corporation
10	Expiration: October 2014, Exercise Price: $21.00	20
	SPDR S&P 500 ETF Trust
4	Expiration: October 2014, Exercise Price: $196.00	836
10	Expiration: October 2014, Exercise Price: $197.00	2,440
6	Expiration: November 2014, Exercise Price: $199.00	3,012
11	Expiration: December 2014, Exercise Price: $175.00	1,331
11	Expiration: December 2014, Exercise Price: $195.00	5,412
	Sprint Corporation
28	Expiration: November 2014, Exercise Price: $3.00	28
	Time Warner Cable, Inc.
1	Expiration: October 2014, Exercise Price: $70.00	26
	The Timken Company
5	Expiration: December 2014, Exercise Price: $40.00	600
	T-Mobile U.S., Inc.
63	Expiration: November 2014, Exercise Price: $26.00	3,276
4	Expiration: November 2014, Exercise Price: $28.00	452
	Verizon Communications, Inc.
3	Expiration: October 2014, Exercise Price: $46.00	15
	Visteon Corporation
5	Expiration: December 2014, Exercise Price: $95.00	2,350
	Vodafone Group plc - ADR
2	Expiration: October 2014, Exercise Price: $32.00	52
	Walgreen Company
6	Expiration: November 2014, Exercise Price: $55.00	351
	The Williams Companies, Inc.
11	Expiration: October 2014, Exercise Price: $50.00	121
7	Expiration: November 2014, Exercise Price: $50.00	361
2	Expiration: January 2015, Exercise Price: $46.00	98
3	Expiration: January 2015, Exercise Price: $50.00	324
	Yahoo!, Inc.
23	Expiration: October 2014, Exercise Price: $32.00	45
12	Expiration: October 2014, Exercise Price: $34.00	36
2	Expiration: November 2014, Exercise Price: $34.00	42
	TOTAL PURCHASED PUT OPTIONS
	(Cost $176,310)	175,258

Shares
SHORT-TERM INVESTMENTS - 3.46%
380,322	Fidelity Institutional Government Portfolio, Institutional Share Class, 0.01% (c)(f)	380,322
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $380,322)	380,322
	TOTAL INVESTMENTS - 96.73%
	(Cost $10,700,240) (n)	$10,635,385

ADR -	American Depository Receipt
ETF -	Exchange-Traded Fund
plc -	Public Limited Company
REIT -	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of September 30, 2014.
(d)	Security fair valued by the Adviser in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short.
(f)	All or a portion of the shares have been committed as collateral for written option contracts.
(g)	All or a portion of the shares have been committed as collateral for swap contracts.
(h)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(i)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of September 30, 2014, these securities represented 1.56% of total net assets.
(j)	Default or other conditions exist and the security is not presently accruing income.
(k)	Level 2 Security. Please see footnote (o) on the schedule of investments for more information.
(l)	Level 3 Security. Please see footnote (o) on the schedule of investments for more information.

(m)	Variable rate.
(n)	The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows:

Cost of investments	$10,700,240
Gross unrealized appreciation	233,495
Gross unrealized depreciation	(298,350)
Net unrealized depreciation	$(64,855)

(o)
Investment Valuation - The following is a summary of the Fund's pricing procedures.  It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Securities listed on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in registered open-end investment companies other than exchange-traded funds are valued at their reported net asset value (“NAV”). Equity securities that are traded on a national securities exchange are valued at the last sale price at the close of that exchange. The securities valued using quoted prices in active markets are classified as Level 1 investments. Securities not listed on an exchange, but for which market transaction prices are reported, are valued at the last sale price as of the close of the New York
Stock Exchange. Non-exchange listed securities are valued based on evaluations provided by a third party, when available, or at the mean of the closing bid and asked prices or valued based on the announced price.
These securities are classified as Level 2 investments. In pricing corporate bonds and other debt securities that are not obligations of the U.S. Government or its agencies, the mean of the reported closing bid and asked prices is used. These securities are classified as Level 2 investments. As a secondary source, an individual broker bid may be used to value debt securities if the Adviser reasonably believes such bid is an actionable bid in that the broker would be willing to transact at that price. These securities are generally classified as Level 2 or Level 3 investments.

Exchange-traded options are valued at the higher of the intrinsic value of the option (i.e., what the Fund would pay or can receive upon exercising the option) or the last reported composite sale price.
If no sales are reported or if the last sale is outside the bid and asked parameters, the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices is used. Non-exchange-traded options will be valued at the higher of the intrinsic value of the option or at the price supplied by the counterparty. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange are classified as Level 2 investments. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 PM bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at amortized cost. Registered open-end investment companies other than exchange-traded funds (i.e., ETFs) are valued at their reported NAV per share.

Securities for which there are no market quotations readily available or for which such quotations are unreliable are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees and under the supervision of the Board of Trustees. The factors for fair valuation the Adviser may consider include, among other things: fundamental analytical data; the nature and duration of restrictions on disposition; an evaluation of forces that influence the market in which the securities are purchased and sold; public trading in similar securities of the issuer or comparable issuers. When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.
At September 30, 2014, securities fair valued in good faith based on the absolute value of long investments and based on the absolute value of unrealized gains or losses on swap contracts represented 0.15% of net assets.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments.

These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of September 30, 2014. These assets and liabilities are measured on a recurring basis.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2014.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$8,763,220	$-	$10,902	$8,774,122
Closed-End Funds	145,055	-	-	145,055
Preferred Stocks	394,868	-	-	394,868
Bank Loans	-	40,829	-	40,829
Convertible Bonds	-	93,010	-	93,010
Corporate Bonds	-	631,921	-	631,921
Purchased Put Options	174,708	550	-	175,258
Short-Term Investments	380,322	-	-	380,322
Forward Currency Exchange Contracts**	-	29,041	-	29,041

Liabilities
Common Stocks Sold Short	$2,354,422	$-	$-	$2,354,422
Written Option Contracts	275,035	12,211	-	287,246
Swap Contracts**	-	182,035	-	182,035
Forward Currency Exchange Contracts**	-	88	-	88

*	Please refer to the Schedule of Investments to view common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. There were no transfers into or out of Level 1 or 2 Securities during the period. Transfers between levels are recognized at the end of the reporting period.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments
Balance as of December 31, 2013	$-
Change in unrealized depreciation	(159)
Purchases	11,061
Balance as of September 30, 2014	$10,902

Significant unobservable valuation inputs developed by the Board of Trustees for material Level 3 investments as of September 30, 2014, are as follows:

Description	Fair Value at September 30, 2014	Valuation Technique	Unobservable Input	Range
Common Stocks	$10,902	Projected Final Distribution	Discount of Projected Distribution	15.69 - 16.10

(p)	Disclosures about Derivative Instruments and Hedging Activities at September 30, 2014.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of September 30, 2014 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Option Contracts	Schedule of Investments	$175,258	N/A	$-
Written Option Contracts	N/A	-	Schedule of Options Written	287,246
Swap Contracts	Schedule of Swap Contracts	-	Schedule of Swap Contracts	182,035
Foreign Exchange Contracts:
Forward Currency Exchange Contracts	Schedule of Forward Currency Exchange Contracts	29,041	Schedule of Forward Currency Exchange Contracts	88
Total		$204,299		$469,369

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF OPTIONS WRITTEN
September 30, 2014
(Unaudited)

Contracts (100 Shares per contract)	Value
CALL OPTIONS WRITTEN
	AbbVie, Inc.
5	Expiration: January 2015, Exercise Price: $50.00	$4,390
	Agilent Technologies, Inc.
6	Expiration: November 2014, Exercise Price: $55.00	2,025
	Allergan, Inc.
1	Expiration: October 2014, Exercise Price: $155.00	2,450
7	Expiration: October 2014, Exercise Price: $160.00	13,272
6	Expiration: November 2014, Exercise Price: $160.00	12,930
	Alstom SA
22	Expiration: November 2014, Exercise Price: EUR 28.00 (a)	973
	American International Group, Inc.
72	Expiration: November 2014, Exercise Price: $52.50	18,576
	Anadarko Petroleum Corporation
32	Expiration: November 2014, Exercise Price: $100.00	18,720
	AT&T, Inc.
40	Expiration: January 2015, Exercise Price: $33.00	9,560
	B/E Aerospace, Inc.
18	Expiration: October 2014, Exercise Price: $80.00	8,280
7	Expiration: October 2014, Exercise Price: $85.00	770
18	Expiration: October 2014, Exercise Price: $90.00	450
	Bayer AG
6	Expiration: November 2014, Exercise Price: EUR 110.00 (a)	3,137
	BP plc - ADR
3	Expiration: October 2014, Exercise Price: $47.00	15
3	Expiration: October 2014, Exercise Price: $48.00	9
7	Expiration: October 2014, Exercise Price: $49.00	14
	Burger King Worldwide, Inc.
11	Expiration: January 2015, Exercise Price: $40.00	55
	CBS Corporation Class B
2	Expiration: December 2014, Exercise Price: $57.50	314
15	Expiration: December 2014, Exercise Price: $60.00	1,350
	CenterPoint Energy, Inc.
16	Expiration: November 2014, Exercise Price: $24.00	1,600
	Chemtura Corporation
19	Expiration: December 2014, Exercise Price: $25.00	1,140
	DISH Network Corporation Class A
31	Expiration: January 2015, Exercise Price: $62.50	16,585
	The Dow Chemical Company
29	Expiration: December 2014, Exercise Price: $52.50	7,366
	Dresser-Rand Group, Inc.
8	Expiration: December 2014, Exercise Price: $85.00	120
	E.I. Du Pont de Nemours & Company
11	Expiration: October 2014, Exercise Price: $65.00	7,507
	eBay, Inc.
8	Expiration: December 2014, Exercise Price: $55.00	2,984

	Ensco plc Class A
5	Expiration: October 2014, Exercise Price: $45.00	75
	Equinix, Inc.
4	Expiration: December 2014, Exercise Price: $220.00	2,420
	Equity Commonwealth
50	Expiration: October 2014, Exercise Price: $27.50	250
11	Expiration: January 2015, Exercise Price: $27.50	440
	Family Dollar Stores, Inc.
3	Expiration: October 2014, Exercise Price: $80.00	24
	H&R Block, Inc.
41	Expiration: January 2015, Exercise Price: $32.00	4,551
	Hertz Global Holdings, Inc.
1	Expiration: October 2014, Exercise Price: $29.00	10
7	Expiration: December 2014, Exercise Price: $24.00	1,645
18	Expiration: December 2014, Exercise Price: $26.00	2,700
22	Expiration: December 2014, Exercise Price: $29.00	1,320
	Hess Corporation
26	Expiration: October 2014, Exercise Price: $97.50	1,573
	Huntsman Corporation
101	Expiration: November 2014, Exercise Price: $26.00	10,100
62	Expiration: November 2014, Exercise Price: $27.00	3,720
	International Game Technology
28	Expiration: October 2014, Exercise Price: $17.00	350
4	Expiration: January 2015, Exercise Price: $17.00	210
	International Paper Company
3	Expiration: October 2014, Exercise Price: $45.00	1,222
8	Expiration: October 2014, Exercise Price: $46.00	2,508
34	Expiration: January 2015, Exercise Price: $49.00	5,763
	Kinder Morgan, Inc.
5	Expiration: January 2015, Exercise Price: $50.00	35
27	Expiration: January 2015, Exercise Price: $55.00	297
	Lamar Advertising Company Class A
91	Expiration: October 2014, Exercise Price: $52.50	910
	Level 3 Communications, Inc.
6	Expiration: December 2014, Exercise Price: $41.00	3,480
	LIFE TIME FITNESS, Inc.
5	Expiration: October 2014, Exercise Price: $45.00	2,950
	Lorillard, Inc.
5	Expiration: December 2014, Exercise Price: $62.50	175
3	Expiration: December 2014, Exercise Price: $65.00	40
	MeadWestvaco Corporation
24	Expiration: December 2014, Exercise Price: $42.50	2,160
	Occidental Petroleum Corporation
25	Expiration: November 2014, Exercise Price: $97.50	6,025
	Packaging Corporation of America
16	Expiration: January 2015, Exercise Price: $67.50	2,720
	Pfizer, Inc.
70	Expiration: October 2014, Exercise Price: $29.00	5,460
5	Expiration: October 2014, Exercise Price: $30.00	125
3	Expiration: December 2014, Exercise Price: $30.00	195
	QEP Resources, Inc.
75	Expiration: December 2014, Exercise Price: $32.00	7,500

	Rock Tenn Company Class A
6	Expiration: January 2015, Exercise Price: $47.50	1,710
13	Expiration: January 2015, Exercise Price: $50.00	2,340
	Shire plc - ADR
1	Expiration: October 2014, Exercise Price: $235.00	2,650
	Sirius XM Holdings, Inc.
419	Expiration: December 2014, Exercise Price: $3.50	5,447
20	Expiration: January 2015, Exercise Price: $3.50	340
	SLM Corporation
4	Expiration: October 2014, Exercise Price: $25.00	560
7	Expiration: October 2014, Exercise Price: $26.00	476
	Sprint Corporation
43	Expiration: November 2014, Exercise Price: $5.00	6,450
	Time Warner Cable, Inc.
2	Expiration: October 2014, Exercise Price: $140.00	1,100
2	Expiration: October 2014, Exercise Price: $75.00	429
	The Timken Company
5	Expiration: December 2014, Exercise Price: $45.00	488
	T-Mobile U.S., Inc.
72	Expiration: November 2014, Exercise Price: $30.00	8,280
	TRW Automotive Holdings Corporation
7	Expiration: January 2015, Exercise Price: $105.00	53
	Verizon Communications, Inc.
4	Expiration: October 2014, Exercise Price: $49.00	444
	Visteon Corporation
5	Expiration: December 2014, Exercise Price: $105.00	1,450
	Vivendi SA
39	Expiration: October 2014, Exercise Price: EUR 18.50 (a)	3,399
39	Expiration: November 2014, Exercise Price: EUR 19.00 (a)	2,709
26	Expiration: November 2014, Exercise Price: EUR 19.50 (a)	1,084
18	Expiration: November 2014, Exercise Price: EUR 20.00 (a)	409
9	Expiration: December 2014, Exercise Price: EUR 19.50 (a)	500
	Vodafone Group plc - ADR
15	Expiration: October 2014, Exercise Price: $33.00	900
2	Expiration: October 2014, Exercise Price: $35.00	40
	Walgreen Company
7	Expiration: November 2014, Exercise Price: $60.00	1,099
	The Williams Companies, Inc.
8	Expiration: October 2014, Exercise Price: $55.00	1,060
6	Expiration: October 2014, Exercise Price: $57.50	213
11	Expiration: November 2014, Exercise Price: $55.00	2,525
4	Expiration: January 2015, Exercise Price: $52.50	1,740
4	Expiration: January 2015, Exercise Price: $55.00	1,144
	Yahoo!, Inc.
23	Expiration: October 2014, Exercise Price: $34.00	15,640
15	Expiration: October 2014, Exercise Price: $36.00	7,350
3	Expiration: November 2014, Exercise Price: $37.00	1,380
		278,954

PUT OPTIONS WRITTEN
	SPDR S&P 500 ETF Trust
9	Expiration: October 2014, Exercise Price: $191.00	864
4	Expiration: October 2014, Exercise Price: $192.00	452
6	Expiration: November 2014, Exercise Price: $193.00	1,740
22	Expiration: December 2014, Exercise Price: $185.00	5,236
		8,292
	TOTAL OPTIONS WRITTEN
	(Premiums received $390,784)	$287,246

ADR -	American Depository Receipt
ETF -	Exchange-Traded Fund
plc -	Public Limited Company
(a)	Level 2 Security. Please see footnote (o) on the schedule of investments for more information.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF SECURITIES SOLD SHORT
September 30, 2014
(Unaudited)

Shares		Value
COMMON STOCKS
3,548	AbbVie, Inc.	$204,932
363	AECOM Technology Corporation	12,251
11,164	Applied Materials, Inc.	241,254
4,348	AT&T, Inc.	153,224
209	Burger King Worldwide, Inc.	6,199
6,146	Comcast Corporation Class A	330,532
1,447	Comcast Corporation Special Class A	77,414
2,900	Iron Mountain, Inc.	94,685
1,488	Liberty Global plc Class A (a)	63,300
2,506	Liberty Global plc Series C (a)	102,784
3,604	M&T Bank Corporation	444,337
5,382	Medtronic, Inc.	333,415
9,611	RF Micro Devices, Inc.	110,911
1,348	Valeant Pharmaceuticals International, Inc. (a)	176,858
30	Whiting Petroleum Corporation	2,326
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $2,289,350)	$2,354,422

plc -	Public Limited Company
(a)	Foreign security.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
September 30, 2014
(Unaudited)
			U.S.			U.S.	Unrealized
			$ Value at			$ Value at	Appreciation
Settlement Date	Currency to be Delivered		September 30, 2014	Currency to be Received		September 30, 2014	(Depreciation)**
3/26/2015	64,557	Australian Dollars	$55,806	59,199	U.S. Dollars	$59,199	$3,393
3/26/2015	9,281	U.S. Dollars	9,281	10,760	Australian Dollars	9,301	20
3/19/2015	34,407	British Pounds	55,681	58,178	U.S. Dollars	58,178	2,497
3/19/2015	1,988	U.S. Dollars	1,988	1,174	British Pounds	1,900	(88)
1/21/2015	189,907	Canadian Dollars	169,105	171,984	U.S. Dollars	171,984	2,879
10/9/2014	81,095	Euros	102,433	109,627	U.S. Dollars	109,627	7,194
10/22/2014	48,180	Euros	60,863	65,170	U.S. Dollars	65,170	4,307
12/3/2014	66,000	Euros	83,399	84,697	U.S. Dollars	84,697	1,298
12/9/2014	66,490	Euros	84,022	85,442	U.S. Dollars	85,442	1,420
12/10/2014	249,018	Euros	314,683	319,838	U.S. Dollars	319,838	5,155
3/17/2015	39,884	Euros	50,441	51,298	U.S. Dollars	51,298	857
10/23/2014	88,001	Hong Kong Dollars	11,332	11,353	U.S. Dollars	11,353	21
			$999,034			$1,027,987	$28,953

* JPMorgan Chase & Co. Inc. is the counterparty for all open forward currency exchange contracts held by the Fund as of September 30, 2014.
** Unrealized appreciation is a receivable and unrealized depreciation is a payable.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF SWAP CONTRACTS
September 30, 2014
(Unaudited)

				Unrealized
Termination Date	Security	Shares	Notional	Appreciation (Depreciation)*	Counterparty
LONG TOTAL RETURN SWAP CONTRACTS
8/19/2015	Alstom SA	2,400	$82,089	$(2,954)	JPMorgan Chase & Co. Inc.
9/17/2015	American International Group, Inc.	7,212	389,592	(13,955)	JPMorgan Chase & Co. Inc.
8/27/2015	Anadarko Petroleum Corporation	3,200	324,608	(29,990)	JPMorgan Chase & Co. Inc.
1/10/2015	Apollo Residential Mortgage, Inc.	2,996	46,228	(498)	JPMorgan Chase & Co. Inc.
9/24/2015	B/E Aerospace, Inc.	4,300	360,942	(7,709)	JPMorgan Chase & Co. Inc.
8/7/2015	Banco Santander Brasil SA	1,920	12,557	-	Merrill Lynch & Co. Inc.
9/19/2015	Bayer AG	600	83,900	(2,752)	JPMorgan Chase & Co. Inc.
5/5/2015	CBS Corporation Class B	1,700	90,950	(7,810)	Merrill Lynch & Co. Inc.
3/17/2015	Chemtura Corporation	1,900	44,327	(5,241)	Merrill Lynch & Co. Inc.
8/12/2015	Covidian plc	6,004	519,406	8,349	JPMorgan Chase & Co. Inc.
8/28/2015	Covidian plc	127	10,987	(37)	Merrill Lynch & Co. Inc.
1/15/2015	Equinix, Inc.	300	63,744	9,863	JPMorgan Chase & Co. Inc.
1/13/2015	General Motors Company	11,500	367,310	(30,364)	Merrill Lynch & Co. Inc.
3/14/2015	Hess Corporation	2,600	245,232	36,289	Merrill Lynch & Co. Inc.
6/11/2015	Huntsman Corporation	7,900	205,321	(20,122)	Merrill Lynch & Co. Inc.
9/24/2015	Huntsman Corporation	8,400	218,316	(10,122)	JPMorgan Chase & Co. Inc.
5/30/2015	Iron Mountain, Inc.	2,900	94,685	4,299	Merrill Lynch & Co. Inc.
9/23/2015	Jazztel plc	3,068	49,678	(582)	JPMorgan Chase & Co. Inc.
3/3/2015	Koninklijke KPN NV	31,038	99,458	(8,014)	JPMorgan Chase & Co. Inc.
1/15/2015	Lamar Advertising Company Class A	9,700	477,725	(30,364)	JPMorgan Chase & Co. Inc.
8/4/2015	Noble Corporation plc	2,200	48,884	(21,433)	Merrill Lynch & Co. Inc.
9/4/2015	Occidental Petroleum Corporation	2,500	240,375	(15,556)	JPMorgan Chase & Co. Inc.
8/4/2015	Paragon Offshore plc	306	1,882	(2,361)	Merrill Lynch & Co. Inc.
3/24/2015	Pfizer, Inc.	3,600	106,452	(7,394)	JPMorgan Chase & Co. Inc.
1/13/2015	QEP Resources, Inc.	2,300	70,794	2,413	Merrill Lynch & Co. Inc.
5/27/2015	SAI Global, Ltd.	11,955	42,392	(12,778)	JPMorgan Chase & Co. Inc.
1/13/2015	Time Warner Cable, Inc.	1,600	229,584	5,715	Merrill Lynch & Co. Inc.
1/16/2015	Vivendi SA	13,022	314,477	(24,110)	JPMorgan Chase & Co. Inc.
1/28/2015	Ziggo NV (a)	4,380	203,067	5,849	JPMorgan Chase & Co. Inc.

SHORT TOTAL RETURN SWAP CONTRACTS
3/20/2015	AMEC plc	(2,804)	(50,184)	843	JPMorgan Chase & Co. Inc.
8/7/2015	Banco Santander SA - ADR	(1,343)	(12,758)	(28)	Merrill Lynch & Co. Inc.
8/12/2015	Comcast Corporation Class A	(2,588)	(139,183)	(550)	Merrill Lynch & Co. Inc.
7/17/2015	GTECH Holdings Corporation	(157)	(3,730)	301	Merrill Lynch & Co. Inc.
8/14/2015	Medtronic, Inc.	(358)	(22,178)	607	JPMorgan Chase & Co. Inc.
8/28/2015	Medtronic, Inc.	(121)	(7,496)	153	Merrill Lynch & Co. Inc.
7/7/2015	Publicis Groupe	(29)	(1,991)	(1,992)	Merrill Lynch & Co. Inc.
				$(182,035)
ADR -	American Depositary Receipt
plc -	Public Limited Company
*	Based on the net value of each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable on the Statement of Assets and Liabiliities.
(a)	Security fair valued by the Adviser in good faith in accordance with the policies adopted by the Board of Trustees.

Item 2. Controls and Procedures.

(a)
The Registrant’s Co-Presidents/Principal Executive Officers and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report as required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Westchester Capital Funds

By (Signature and Title)  /s/ Michael T. Shannon
                                                  Michael T. Shannon, Co-President

Date     November 12, 2014

By (Signature and Title)  /s/ Roy Behren
                                                  Roy Behren, Co-President and Treasurer

Date     November 12, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael T. Shannon
                                                   Michael T. Shannon, Co-President

Date     November 12, 2014

By (Signature and Title)*  /s/ Roy Behren
                                                    Roy Behren, Co-President and Treasurer

Date     November 12, 2014

* Print the name and title of each signing officer under his or her signature.